Other Financial Liabilities - Summary of Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	$ 60,687	$ 51,495
Non current finance lease obligations	187,891	91,070
Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	9,246	4,792
Non current finance lease obligations	53,588	15,639
Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	16,996	10,434
Non current finance lease obligations	3,135	13,816
U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	11,038	20,470
Non current finance lease obligations	31,200	25,668
Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	23,393	15,685
Non current finance lease obligations	99,944	35,516
Euros [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities		17
Non current finance lease obligations		386
Less Than Three Months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	26,270	17,961
One to two years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	24,451	27,967
Two to three years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	16,515	12,935
Three to four years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	14,487	9,573
Four to five years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	14,822	9,726
Subsequent [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 117,616	$ 30,869